SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and development expenses	$ 122,410	$ 1,693,205	$ 249,966	$ 1,828,970	$ 1,938,234	$ 770,826
Other Expense [Member]
Research and development expenses					23,645	30,802
Asset Management Arrangement [Member]
Research and development expenses					14,093	35,556
Share-Based Payment Arrangement [Member]
Research and development expenses						3,024
Salaries and Related Expenses [Member]
Research and development expenses					70,863	438,217
IPR&D [Member]
Research and development expenses					1,661,707
Subcontractors [Member]
Research and development expenses					138,478	120,360
Depreciation [Member]
Research and development expenses					12,961	22,034
Travel Expenses [Member]
Research and development expenses						229
Vehicle Maintenance [Member]
Research and development expenses					14,598	30,887
Laboratory and Field Tests [Member]
Research and development expenses					$ 1,889	$ 89,717